Segment Reporting	12 Months Ended
Dec. 31, 2025
Segment Reporting
Segment Reporting

Note 24: Segment Reporting

The Company’s has one reportable segment (“Banking”) as determined by the after considering the level of information to review and the performance of various components of the business. The Company’s Management will use the consolidated information to benchmark against similar entities to evaluate financial performance and budget to actual results. Accounting policies followed by the Company are the same used for the single segment. The one segment identified is evaluated using net income, earnings per share, return of average assets and equity. Information used for performance assessment follows. Since reported consolidated financial results are used for the performance assessment, there are no reconciling items noted from our financial reporting results published and segment reporting financial information.

	Year Ended December 31,
	2025	2024

	(In thousands)
Banking Segment
Total interest income	$41,489	$39,521
Total interest expense	15,029	14,721
Net interest income	26,460	24,800
Provision for credit loss expense	674	299
Net interest income after provision for credit losses	25,786	24,501
Noninterest income	6,019	4,460
Noninterest expense (including taxes)	24,052	21,559
Net income	7,753	7,402
Net income (consolidated financial statement of income)	$7,753	$7,402
Total assets Banking segment	$857,445	$816,656
Total assets (consolidated balance sheets)	$857,445	$816,656